PREPAID LAND LEASE PAYMENTS (Schedule of Prepaid Land Lease Payments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Leases [Abstract]
Prepaid land lease payments	¥ 456,823	$ 66,442	¥ 456,823
Less: accumulated amortization	(18,500)	(2,691)	(8,890)
Net carrying value	¥ 438,323	$ 63,751	¥ 447,933